Stock-based Compensation (Tables)	6 Months Ended
Jun. 30, 2013
Effects of Stock Based Compensation on Condensed Consolidated Statement of Operations

The following table presents the effects of stock based compensation on the Company’s condensed consolidated statement of operations during the periods presented (in thousands):

	Six Months Ended June 30,
	2012	2013
	(unaudited)
Stock-based compensation expense:
Marketing	$117	$198
Technology and development	318	522
Customer service and operations	109	184
General and administrative	464	833